Shareholder Report, Holdings (Details)	May 31, 2026
C000024797 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024797 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024797 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024797 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024797 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024797 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024797 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024797 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024797 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000024797 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024797 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000024797 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024797 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024797 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024797 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024797 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024797 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024797 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024797 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024797 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000024797 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000024799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000024799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000024799 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024799 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024799 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024799 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024799 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024799 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024799 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024799 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024799 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000024799 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000077842 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077842 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077842 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000077842 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077842 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000077842 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077842 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077842 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000077842 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000077842 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077842 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000077842 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077842 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077842 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077842 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077842 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077842 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077842 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077842 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077842 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000077842 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000024800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000024800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000024800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000024800 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024800 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024800 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024800 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024800 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024800 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000024800 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000024800 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024800 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000024800 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000170844 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170844 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170844 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170844 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000170844 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170844 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000170844 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000170844 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000170844 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000170844 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000170844 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000170844 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170844 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170844 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170844 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170844 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170844 | Foreign Government/Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000170844 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000170844 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000170844 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	43.00%